Corporate general and administrative expenses	9 Months Ended
Sep. 30, 2025
Corporate general and administrative expenses
Corporate general and administrative expenses

20. Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other subsidiaries that do not directly relate to production. The following are components of corporate general and administrative expenses for the three-month and nine-month periods ended September 30, 2025 and 2024:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024

Salaries and employee benefits	$1,075	$498	$3,397	$1,611
Directors’ fees	564	115	3,337	341
Share-based payments	2,344	198	5,945	509
Professional fees	1,155	391	3,311	1,067
Office and general	795	469	2,531	1,508
	$5,933	$1,671	$18,521	$5,036